Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Guarantees, acceptances and credit commitments
(a)	Guarantees, acceptances and credit commitments as of December 31, 2018 and 2019 are as follows:

	2018		2019
Guarantees:
Guarantees outstanding	~~W~~	9,437,691	9,319,885
Contingent guarantees		3,985,532	3,669,697

		13,423,223	12,989,582

Commitments to extend credit:
Loan commitments in won		69,906,336	74,393,722
Loan commitments in foreign currency		19,967,297	22,542,776
ABS and ABCP commitments		2,083,522	2,116,354
Others		73,816,233	81,387,165

		165,773,388	180,440,017

Endorsed bills:
Secured endorsed bills		37,667	11,287
Unsecured endorsed bills		7,758,242	6,737,097

		7,795,909	6,748,384

Loans sold with recourse		2,099	2,099

	~~W~~	186,994,619	200,180,082

Legal contingencies
(b)	Legal contingencies

The Group’s pending lawsuits as a defendant as of December 31, 2019 are as follows:

Case	Number of claim	Descriptions	Claim amount
Payment Guarantee	1	The plaintiff filed claims against the Group for guarantee deposit of receivable-backed ABL of KT ENS. The case are currently pending in its second appeal.	~~W~~	10,767

Compensation for a loss	1	According to the asset custody contract, the plaintiff is liable for damages caused by a fire in the property of the real estate investment company in which the Group is holding assets. In 2015 and 2017, the plaintiffs prevailed, but the first and second decisions were different.		6,893

Confirm deposit accounts	1	Hanwha Savings Bank, a party to the lender of Meat Loan, filed a lawsuit against all creditors to confirm deposit accounts for the sale of frozen meat. As a result, the lawsuit has been commissioned by the legal firm proceed a Matron’s private lawsuit related the Group.		5,575

Others	425	Compensation for a loss claim, etc.		234,131

	428		~~W~~	257,366

As of the December 31, 2019, the Group has recorded ~~W~~8,789 million and ~~W~~1,727 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.